EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

(the “Funds”)

Supplement to Summary Prospectuses and Prospectus dated March 1, 2026 as may be supplemented and/or revised from time to time

The Board of Trustees of Eaton Vance Mutual Funds Trust, on behalf of the Funds, approved certain changes to its expense reimbursement agreement effective July 1, 2026. Accordingly, as of July 1, 2026, the Funds’ Summary Prospectuses and Prospectus are hereby amended as follows:

1.	The section of the Eaton Vance Floating-Rate Fund Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Summaries – Eaton Vance Floating-Rate Fund - Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A –Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Advisers Class	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None	None
[1]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Advisers Class	Class A	Class C	Class I	Class R6
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses[1]	0.16%	0.16%	0.16%	0.16%	0.10%
Total Annual Fund Operating Expenses[2]	1.07%	1.07%	1.82%	0.82%	0.76%
Expense Reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.06%	1.06%	1.81%	0.81%	0.75%
[1]	Other expenses include borrowing cost of 0.05% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.

[2]	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[3]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.01% for Advisers and Class A shares, 1.76% for Class C shares, 0.76% for Class I shares and 0.70% for Class R6 shares. This expense reimbursement will continue through March 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$108	$339	$589	$1,305
Class A shares	$430	$653	$895	$1,587
Class C shares	$284	$572	$984	$1,940
Class I shares	$83	$261	$454	$1,013
Class R6 shares	$77	$242	$421	$941

If you HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$108	$339	$589	$1,305
Class A shares	$430	$653	$895	$1,587
Class C shares	$184	$572	$984	$1,940
Class I shares	$83	$261	$454	$1,013
Class R6 shares	$77	$242	$421	$941

2.	The section of Eaton Vance Floating-Rate & High Income Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Summaries – Eaton Vance Floating-Rate & High Income Fund - Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A –Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Advisers Class	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None	None
[1]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Advisers Class	Class A	Class C	Class I	Class R6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses[1,2]	0.11%	0.11%	0.11%	0.11%	0.05%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.09%	1.09%	1.84%	0.84%	0.78%
Expense Reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%	1.08%	1.83%	0.83%	0.77%
[1]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

[2]	Other expenses include borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolios in which it invests will vary over time based on the Portfolios’ use of borrowings and variations in market interest rates.

[3]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.04% for Advisers and Class A shares, 1.79% for Class C shares, 0.79% for Class I shares and 0.73% for Class R6 shares. This expense reimbursement will continue through March 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$110	$346	$600	$1,328
Class A shares	$432	$659	$905	$1,610
Class C shares	$286	$578	$995	$1,959
Class I shares	$85	$267	$465	$1,036
Class R6 shares	$79	$248	$432	$965

If you HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$110	$346	$600	$1,328
Class A shares	$432	$659	$905	$1,610
Class C shares	$186	$578	$995	$1,959
Class I shares	$85	$267	$465	$1,036
Class R6 shares	$79	$248	$432	$965

3.	The fifth paragraph under “Floating-Rate & High Income Fund” in “Management and Organization” is deleted.

June 25, 2026	48686-00 6.25.26